Other long-term liabilities	12 Months Ended
Dec. 31, 2011
Other long-term liabilities	21 Other long-term liabilities

	As of December 31,
	2010	2011
	$	$
Payable for acquisition of Letang (Note 6(a))	1,540,157	—
Other long-term payables	871,911	67,688

	2,412,068	67,688